COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

         The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business. In the opinion of management, the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the Company's consolidated financial position, results of operations, or liquidity.

Purchase Commitments

         The Company purchases a significant portion of its prescription drug inventory from AmerisourceBergen, a prescription drug wholesaler. These purchases accounted for approximately 57%, 58% and 64% of cost of goods sold for the years ended December 31, 2014, 2013 and 2012, respectively. The Company entered into an agreement in January 2012 with AmerisourceBergen that requires a minimum of $3,500,000 in purchase obligations over a five-year period. The Company fully expects to meet this requirement. Furthermore, the Company has alternative vendors available if necessary.

         The Company purchases certain prescription drugs from Celgene, a drug manufacturer. These purchases accounted for approximately 15%, 19% and 21% of cost of goods sold for the years ended December 31, 2014, 2013 and 2012, respectively, with no minimum purchase obligation.

Lease Commitments

        Capital lease obligations:    In 2010, the Company entered into four agreements to lease telephone equipment with an original cost of $551. These agreements qualify as a capital lease and, as such, they are included in the equipment account on the accompanying balance sheets. The leases were fully depreciated in 2013 and there are no future minimum lease payments.

        Operating lease obligations:    The Company leases multiple pharmacy and distribution facilities and office equipment under various operating lease agreements expiring through December 2017. Total rental expense under operating leases for the years ended December 31, 2014, 2013 and 2012 was $2,237, $1,109 and $460, respectively, exclusive of property taxes, insurance and other occupancy costs generally payable by the Company.

         Future minimum payments under non-cancelable operating leases with initial or remaining terms in excess of one year as of December 31, 2014 are as follows:

2015	$1,809
2016	1,242
2017	482
2018	239
2019	69

$3,841